Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2025	Apr. 30, 2025
Common Class A [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	950,000,000	950,000,000
Ordinary Shares, shares issued	10,601,750	10,601,750
Ordinary Shares, shares outstanding	10,601,750	10,601,750
Common Class B [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	50,000,000	50,000,000
Ordinary Shares, shares issued	15,125,251	15,125,251
Ordinary Shares, shares outstanding	15,125,251	15,125,251